UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 29, 2016

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–1.21%	2.30%	3.75%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated November 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended February 29, 2016, U.S. Government Securities Fund produced a total return of 2.04%. By comparison, the unmanaged Barclay’s U.S. Government/Mortgage-Backed Securities Index gained 2.58%. The Lipper General U.S. Government Funds Average, a peer group of funds, rose 2.11%.

The fund’s six-month return lagged the benchmark and Lipper average due primarily to the fund’s underweighting of longer term U.S. Treasuries in January and February. The continuing decline in oil and commodity prices after the Federal Reserve increased interest rates last December created global deflationary fears that brought yields for longer maturities down (and prices of existing securities up). One-year relative returns are more in line with the fund’s positioning for modest increases in inflation and a more cautious Fed than the market expects.

Income, in the form of monthly dividends, is an important element of the fund’s total return. Income for the period totaled almost 8 cents a share, a return of 0.57% for investors who reinvested dividends. In addition, the fund paid a capital gain of 21 cents per share on December 31, 2015.

Bond market overview

On December 16, 2015, the Fed raised its key interest rate from 0% to 0.25% to a range of 0.25% to 0.50%. This increase, the first in nearly a decade, marked “the end of an extraordinary period” of low rates, according to chair Janet Yellen. In line with the “quite sound” underlying U.S. economy, the Fed indicated there would be four rate hikes in 2016 if the economy improved according to its projections.

Results at a glance

For periods ended February 29, 2016, with dividends reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime
				(since 10/17/85)
U.S. Government Securities Fund (Class A shares)	2.39%	2.93%	3.97%	5.88%
Barclays U.S. Government/ Mortgage-Backed Securities Index*	2.69	3.30	4.56	6.77
Lipper General U.S. Government Funds Average†	1.41	2.89	3.72	5.75

Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government.

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

U.S. Government Securities Fund	1

As if on cue, the market was hit in January with a new round of volatility, global recession fears, and dramatic drops in oil and commodity prices — all of which created concern that the Fed’s new interest rate normalization stance could threaten a fragile economy.

As a result, investors seeking safety pushed down longer maturity U.S. interest rates, just as the Fed action increased shorter maturity rates. The result, shown in the chart below, is a yield curve that has flattened to its lowest level since January 2008. The Fed resumed a dovish stance in March, however, reducing by two the expected rate hikes for this year. Consequently, the curve has once again started to steepen.

Inside the portfolio

U.S. Government Securities Fund is managed to invest exclusively in bonds backed implicitly or explicitly by the U.S. government. In addition to U.S. Treasury securities, the fund invests in agency mortgage-backed securities (MBS), various other government agency securities and Treasury Inflation Protected Securities (TIPS). The interest and principal payments of TIPS are adjusted based on the consumer price index (CPI).

The fund makes strategic and tactical adjustments as market conditions change. For example, we reduced our position in MBS by 19 percentage points (from 45% to almost 26% of the portfolio) over this reporting period. There is less support from the Fed for mortgages than there used to be, and the risk/reward isn’t as attractive.

By contrast, the fund increased its holdings of TIPS to about 18% of the portfolio. With the resurgence of deflationary fears, the market no longer values inflation protection. Thus, prices of TIPS have dropped to a level we believe will make them a good investment even if inflation stays at its current level. Ten-year inflation expectations currently are 1.6%, but core realized inflation is coming through above 2.0%. Plus, with the recent increase in oil prices, energy costs may no longer be a

Longer maturity U.S. Treasury yields decreased significantly in the six-month period

2	U.S. Government Securities Fund

drag on total realized inflation. If realized inflation picks up as we expect it to, the fund should benefit from its position in TIPS.

Another component of the fund’s portfolio is interest rate swaps. They are currently priced more expensively than Treasuries; that is, their yield is now less than the yield of same-maturity Treasuries. This unusual situation has developed due to balance sheet pressures in the financial system. We are utilizing interest rate swaps to reduce duration exposure of the fund, with the aim of capturing the cheapness of Treasuries compared to swaps.

Strategically, we are positioned with the expectation that the yield curve will steepen and effectively reverse what has happened in the last six months. This means underweighting longer maturities and overweighting the five-year and shorter maturity part of the yield curve.

The summary portfolio, beginning on page 4, details the various government securities held by the fund as of February 29, 2016.

Looking ahead

The extraordinarily accommodative monetary policy maintained by the Fed since 2009 has once again put it in a very difficult position. Accommodative monetary policy has encouraged the further accumulation of debt. The natural deleveraging of the economy from high debt levels puts downward pressure on inflation, which then results in more accommodative monetary policy and greater debt accumulation. Higher inflation will eventually force the Fed to normalize rates, but given high debt levels and current low nominal growth rates we expect any normalization of interest rates by the Fed to be very gradual.

Recent market volatility reminds investors of the importance of including safe-haven U.S. Treasury and related securities in diversified portfolios. We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Fergus MacDonald
President

April 14, 2016

The fund’s 30-day yield for Class A shares as of March 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.97%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.20%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U.S. Government Securities Fund	3

Summary investment portfolio February 29, 2016	unaudited

Mortgage-backed obligations summary	Percent of net assets
30-year pass-throughs:
Fannie Mae	18.03%
Ginnie Mae	3.23
Freddie Mac	2.22	23.48%
15-year pass-throughs		.01
Other		2.15
Total		25.64%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	71.98%
AAA/Aaa	24.92
Unrated	.72
Short-term securities & other assets less liabilities	2.38

Long-term obligations of the U.S. government and federal agencies are currently rated AAA by at least one rating agency. These obligations are currently rated AA+ by Standard & Poor’s.

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 97.62%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 66.21%
U.S. Treasury 48.02%
U.S. Treasury 0.50% 2017	$100,000	$99,846
U.S. Treasury 0.875% 2017	100,000	100,184
U.S. Treasury 1.50% 2019[1]	303,000	307,678
U.S. Treasury 1.625% 2019	83,100	84,724
U.S. Treasury 1.625% 2019[1]	52,900	53,998

4	U.S. Government Securities Fund

	Principal amount	Value
	(000)	(000)
U.S. Treasury 1.75% 2019	$74,000	$75,813
U.S. Treasury 1.25% 2020	90,500	90,943
U.S. Treasury 1.375% 2020	223,898	225,447
U.S. Treasury 1.625% 2020	152,000	154,909
U.S. Treasury 1.625% 2020	111,500	113,539
U.S. Treasury 1.125% 2021	188,000	187,141
U.S. Treasury 1.375% 2021	316,000	318,073
U.S. Treasury 2.25% 2021	154,600	161,906
U.S. Treasury 1.625% 2022	83,758	84,458
U.S. Treasury 1.75% 2022	62,600	63,701
U.S. Treasury 1.75% 2022	47,000	47,810
U.S. Treasury 1.875% 2022	109,800	112,396
U.S. Treasury 1.75% 2023	130,000	131,955
U.S. Treasury 2.75% 2023	147,900	160,534
U.S. Treasury 2.75% 2024	87,700	95,181
U.S. Treasury 2.00% 2025	111,300	113,758
U.S. Treasury 1.625% 2026	60,000	59,367
U.S. Treasury 2.875% 2045	158,125	166,333
U.S. Treasury 3.00% 2045	161,135	173,940
U.S. Treasury 2.50% 2046	137,000	133,615
U.S. Treasury 0.63%–8.75% 2016–2043	263,470	280,995
		3,598,244

U.S. Treasury inflation-protected securities 18.19%
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	128,603	128,668
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	100,306	101,222
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	159,996	158,190
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	77,801	77,202
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	258,894	260,511
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	59,610	70,150
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	210,240	216,644
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	180,472	168,607
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	97,720	90,808
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	64,885	64,809
U.S. Treasury Inflation-Protected Securities 0.13%–2.12% 2022–2041[2]	25,598	26,547
		1,363,358

Total U.S. Treasury bonds & notes		4,961,602

Mortgage-backed obligations 25.64%
Federal agency mortgage-backed obligations 25.13%
Fannie Mae 0%–10.50% 2017–2044[3,4]	164,333	174,672
Freddie Mac 3.50% 2035[3]	45,422	47,924
Freddie Mac 0%–10.00% 2020–2044[3,4]	188,772	199,871
Government National Mortgage Assn. 4.00% 2045[3]	302,085	323,589
Government National Mortgage Assn. 4.00% 2045[3]	197,008	210,817
Government National Mortgage Assn. 4.50% 2045[3]	113,561	122,288
Government National Mortgage Assn. 4.50% 2045[3]	84,610	91,207
Government National Mortgage Assn. 4.50% 2045[3]	61,123	65,827
Government National Mortgage Assn. 4.50% 2045[3]	47,955	51,642
Government National Mortgage Assn. 4.00% 2046[3,5]	304,844	325,588
Government National Mortgage Assn. 3.50%–10.00% 2019–2059[3]	168,847	182,157

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,4]	$39,086	$41,815
Other securities		46,396
		1,883,793

Other mortgage-backed securities 0.51%
Fannie Mae 0.48%–3.48% 2017–2024[3,4]	18,736	19,860
Freddie Mac 0.80%–3.32% 2020–2024[3,4]	17,533	18,144
		38,004

Total mortgage-backed obligations		1,921,797

Federal agency bonds & notes 5.77%
Fannie Mae 1.25% 2017	47,610	47,807
Fannie Mae 1.50%–7.12% 2017–2030	39,910	42,296
Federal Home Loan Bank 1.00%–5.50% 2017–2036	50,305	52,230
Freddie Mac 0.50% 2017	45,000	44,912
Freddie Mac 1.25% 2019	51,820	51,914
Freddie Mac 1.00%–1.00% 2017	18,380	18,440
United States Agency for International Development, Jordan (Kingdom of) 1.95%–3.00% 2019–2025	48,200	49,783
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,196
United States Agency for International Development, Ukraine 1.84%–1.85% 2019–2020	22,890	23,373
Other securities		95,579
		432,530

Total bonds, notes & other debt instruments (cost: $7,151,161,000)		7,315,929

Short-term securities 7.62%
Federal Home Loan Bank 0.18%–0.47% due 3/24/2016–7/20/2016	102,200	102,071
Freddie Mac 0.45%–0.60% due 5/18/2016–1/3/2017	410,500	408,913
U.S. Treasury Bills 0.43% due 8/4/2016	50,000	49,907
Other securities		10,000

Total short-term securities (cost: $570,695,000)		570,891
Total investment securities 105.24% (cost: $7,721,856,000)		7,886,820
Other assets less liabilities (5.24)%		(392,500)

Net assets 100.00%		$7,494,320

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. A security within “Other securities” (with a value of $220,000, which represented less than .01% of the net assets of the fund) was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

6	U.S. Government Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $13,688,185,000.

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 2/29/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$544,000	$767
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	356,000	488
Receive	LCH	3-month USD-LIBOR	0.979	1/15/2018	668,000	1,897
Receive	LCH	3-month USD-LIBOR	0.87	2/3/2018	560,000	414
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	120,000	2,166
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	234,800	6,361
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	146,600	3,998
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	58,600	1,590
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	115,000	2,910
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	108,000	3,101
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	112,000	3,139
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	112,000	3,042
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	108,000	2,935
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	132,000	4,344
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	90,000	2,614
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	160,000	3,894
Pay	LCH	3-month USD-LIBOR	1.537	1/14/2021	90,000	(1,770)
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	229,000	(5)
Receive	LCH	3-month USD-LIBOR	1.1455	3/2/2021	238,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	560,000	10,954
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	560,000	10,427
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	76,000	2,389
Receive	LCH	3-month USD-LIBOR	2.0005	1/4/2023	64,000	2,875
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(7,894)
Pay	LCH	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(9,941)
Pay	LCH	3-month USD-LIBOR	2.683	8/4/2024	63,000	(6,238)
Pay	LCH	3-month USD-LIBOR	2.469	6/9/2025	23,000	(1,925)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	110,000	(3,591)
Pay	LCH	3-month USD-LIBOR	2.1065	11/6/2025	50,000	(2,546)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	73,000	(3,765)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	133,000	(7,322)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	185,000	6,926
Pay	LCH	3-month USD-LIBOR	1.8195	2/3/2026	120,000	(2,810)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	45,000	(777)
Pay	LCH	3-month USD-LIBOR	1.582	3/2/2026	248,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(8,613)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	124,000	(8,983)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	80,000	(23,116)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	27,000	(6,997)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	28,000	(7,455)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(5,583)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(13,590)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	32,000	(3,343)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	48,000	(4,913)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	20,000	(2,121)
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	42,000	(4,512)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	13,000	(1,535)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	55,000	(6,341)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(7,273)

U.S. Government Securities Fund	7

						Unrealized
						appreciation
						(depreciation)
Pay/receive			Fixed	Expiration	Notional	at 2/29/2016
fixed rate	Clearinghouse	Floating rate index	rate	date	(000)	(000)
Pay	LCH	3-month USD-LIBOR	2.52822%	11/23/2045	$17,800	$(1,875)
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	41,000	(4,334)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	22,500	(2,709)
Pay	LCH	3-month USD-LIBOR	2.628	12/17/2045	79,000	(10,197)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	52,500	(6,286)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	25,000	(1,933)
Receive	LCH	3-month USD-LIBOR	2.093	3/2/2046	51,000	—
						$(103,062)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,412,628,000.

						Unrealized
						appreciation
					Notional	(depreciation)
			Number of		amount	at 2/29/2016
Contracts	Clearinghouse	Type	contracts	Expiration	(000)	(000)
10 Year U.S. Treasury Note Futures	CME	Short	3,165	June 2016	$414,752	$1,670
Ultra U.S. Treasury Bond Futures	CME	Long	371	June 2016	64,547	(307)
5 Year U.S. Treasury Note Futures	CME	Long	9,411	July 2016	1,137,793	791
2 Year U.S. Treasury Note Futures	CME	Long	2,365	July 2016	517,229	(365)
						$1,789

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $172,168,000, which represented 2.30% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.

Key to abbreviations

CME = CME Group Inc.

LCH = LCH.Clearnet

TBA = To-be-announced

See Notes to Financial Statements

8	U.S. Government Securities Fund

Financial statements

Statement of assets and liabilities at February 29, 2016	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $7,721,856)		$7,886,820
Cash		9,725
Receivables for:
Sales of investments	$3,702,016
Sales of fund’s shares	13,778
Variation margin	2,908
Interest	22,232	3,740,934
		11,637,479
Liabilities:
Payables for:
Purchases of investments	4,123,076
Repurchases of fund’s shares	11,507
Dividends on fund’s shares	75
Investment advisory services	1,123
Services provided by related parties	2,357
Trustees’ deferred compensation	230
Variation margin	4,752
Other	39	4,143,159
Net assets at February 29, 2016		$7,494,320

Net assets consist of:
Capital paid in on shares of beneficial interest		$7,410,169
Distributions in excess of net investment income		(17,789)
Undistributed net realized gain		38,250
Net unrealized appreciation		63,690
Net assets at February 29, 2016		$7,494,320

See Notes to Financial Statements

U.S. Government Securities Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (532,238 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,903,235	206,162	$14.08
Class B	18,035	1,283	14.06
Class C	291,192	20,715	14.06
Class F-1	244,581	17,368	14.08
Class F-2	210,642	14,957	14.08
Class 529-A	136,066	9,662	14.08
Class 529-B	1,370	98	14.04
Class 529-C	55,078	3,921	14.05
Class 529-E	9,414	669	14.08
Class 529-F-1	12,002	852	14.08
Class R-1	10,721	762	14.06
Class R-2	139,019	9,889	14.06
Class R-2E	891	63	14.08
Class R-3	149,366	10,607	14.08
Class R-4	150,423	10,681	14.08
Class R-5E	10	1	14.08
Class R-5	150,314	10,672	14.08
Class R-6	3,011,961	213,876	14.08

See Notes to Financial Statements

10	U.S. Government Securities Fund

Statement of operations	unaudited
for the six months ended February 29, 2016	(dollars in thousands)

Investment income:
Income:
Interest			$43,041

Fees and expenses*:
Investment advisory services	$7,080
Distribution services	6,405
Transfer agent services	3,252
Administrative services	1,233
Reports to shareholders	191
Registration statement and prospectus	237
Trustees’ compensation	12
Auditing and legal	1
Custodian	8
Other	136
Total fees and expenses before reimbursement	18,555
Less transfer agent services reimbursement	—	†
Total fees and expenses after reimbursement			18,555
Net investment income			24,486

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments	37,436
Interest rate swaps	31,800
Futures contracts	26,697		95,933
Net unrealized appreciation (depreciation) on:
Investments	132,031
Interest rate swaps	(105,427)
Futures contracts	1,789		28,393
Net realized gain and unrealized appreciation			124,326
Net increase in net assets resulting from operations			$148,812

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

U.S. Government Securities Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 29,	August 31,
	2016*	2015
Operations:
Net investment income	$24,486	$54,318
Net realized gain	95,933	129,531
Net unrealized appreciation (depreciation)	28,393	(60,121)
Net increase in net assets resulting from operations	148,812	123,728

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(43,847)	(79,225)
Distributions from net realized gain on investments	(108,881)	—
Total dividends and distributions paid or accrued to shareholders	(152,728)	(79,225)

Net capital share transactions	552,238	601,654

Total increase in net assets	548,322	646,157

Net assets:
Beginning of period	6,945,998	6,299,841
End of period (including distributions in excess of and undistributed net investment income: $(17,789) and $1,572, respectively)	$7,494,320	$6,945,998

*	Unaudited.

See Notes to Financial Statements

12	U.S. Government Securities Fund

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

U.S. Government Securities Fund	13

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

14	U.S. Government Securities Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as

U.S. Government Securities Fund	15

the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	U.S. Government Securities Fund

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 29, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,961,602	$—	$4,961,602
Mortgage-backed obligations	—	1,921,797	—	1,921,797
Federal agency bonds & notes	—	432,530	—	432,530
Short-term securities	—	570,891	—	570,891
Total	$—	$7,886,820	$—	$7,886,820

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$77,231	$—	$77,231
Unrealized appreciation on futures contracts	2,461	—	—	2,461
Liabilities:
Unrealized depreciation on interest rate swaps	—	(180,293)	—	(180,293)
Unrealized depreciation on futures contracts	(672)	—	—	(672)
Total	$1,789	$(103,062)	$—	$(101,273)

*Interest rate swaps and futures contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

U.S. Government Securities Fund	17

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to

18	U.S. Government Securities Fund

repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

U.S. Government Securities Fund	19

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

20	U.S. Government Securities Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and futures contracts as of, or for the six months ended, February 29, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$77,231	Net unrealized depreciation*	$180,293
Futures contracts	Interest	Net unrealized appreciation*	2,461	Net unrealized depreciation*	672
			$79,692		$180,965

		Net realized gain		Net unrealized (depreciation) appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized gain on interest rate swaps	$31,800	Net unrealized depreciation on interest rate swaps	$(105,427)
Futures contracts	Interest	Net realized gain on futures contracts	26,697	Net unrealized appreciation on futures contracts	1,789
			$58,497		$(103,638)

*	Includes cumulative appreciation/depreciation on interest rate swaps and futures contracts as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and futures contracts. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

U.S. Government Securities Fund	21

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011 and by state tax authorities for tax years before 2010.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$10,845
Undistributed long-term capital gains	52,225

As of February 29, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$161,714
Gross unrealized depreciation on investment securities	(5,818)
Net unrealized appreciation on investment securities	155,896
Cost of investment securities	7,730,924

22	U.S. Government Securities Fund

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2016						Year ended August 31, 2015
					Total					Total
					dividends and					dividends
	Ordinary		Long-term		distributions		Ordinary		Long-term	paid
Share class	income		capital gains		paid or accrued		income		capital gains	or accrued
Class A	$34,978		$20,693		$55,671		$28,691		$—	$28,691
Class B	195		153		348		108		—	108
Class C	2,453		2,006		4,459		949		—	949
Class F-1	2,093		1,233		3,326		1,694		—	1,694
Class F-2	2,114		1,186		3,300		1,314		—	1,314
Class 529-A	1,645		1,011		2,656		1,388		—	1,388
Class 529-B	14		12		26		8		—	8
Class 529-C	497		416		913		190		—	190
Class 529-E	98		66		164		64		—	64
Class 529-F-1	155		89		244		135		—	135
Class R-1	102		82		184		50		—	50
Class R-2	1,247		1,022		2,269		553		—	553
Class R-2E	4		3		7		—	*	—	—	*
Class R-3	1,630		1,106		2,736		1,123		—	1,123
Class R-4	1,649		976		2,625		1,347		—	1,347
Class R-5E†	—	*	—	*	—	*
Class R-5	1,806		965		2,771		1,534		—	1,534
Class R-6	46,330		24,699		71,029		40,077		—	40,077
Total	$97,010		$55,718		$152,728		$79,225		$—	$79,225

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”),the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 29, 2016, the investment advisory services fee was $7,080,000, which was equivalent to an annualized rate of 0.199% of average daily net assets.

U.S. Government Securities Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 29, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

24	U.S. Government Securities Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 29, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$3,256	$2,177		$ 135		Not applicable
Class B	103	17		Not applicable		Not applicable
Class C	1,326	205		67		Not applicable
Class F-1	210	100		42		Not applicable
Class F-2	Not applicable	79		37		Not applicable
Class 529-A	148	95		33		$58
Class 529-B	8	1		—	*	1
Class 529-C	264	41		14		24
Class 529-E	21	4		2		4
Class 529-F-1	—	8		3		5
Class R-1	55	8		3		Not applicable
Class R-2	498	275		34		Not applicable
Class R-2E	1	—	*	—	*	Not applicable
Class R-3	356	139		36		Not applicable
Class R-4	159	69		32		Not applicable
Class R-5E†	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	32		31		Not applicable
Class R-6	Not applicable	2		764		Not applicable
Total class-specific expenses	$6,405	$3,252		$1,233		$92

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

U.S. Government Securities Fund	25

and vary according to the total returns of the selected funds. Trustees’ compensation of $12,000 in the fund’s statement of operations reflects $27,000 in current fees (either paid in cash or deferred) and a net decrease of $15,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 29, 2016

Class A	$492,419	35,017	$54,609	3,924	$(299,300)	(21,242)	$247,728	17,699
Class B	850	61	339	24	(6,733)	(478)	(5,544)	(393)
Class C	70,389	5,014	4,391	317	(43,706)	(3,107)	31,074	2,224
Class F-1	129,370	9,201	3,275	236	(34,446)	(2,445)	98,199	6,992
Class F-2	118,517	8,406	3,187	229	(28,203)	(2,005)	93,501	6,630
Class 529-A	16,186	1,150	2,653	191	(14,020)	(996)	4,819	345
Class 529-B	106	8	26	2	(635)	(45)	(503)	(35)
Class 529-C	7,327	522	912	66	(7,348)	(524)	891	64
Class 529-E	1,598	114	163	12	(850)	(61)	911	65
Class 529-F-1	2,320	165	243	17	(1,391)	(99)	1,172	83
Class R-1	1,383	98	182	13	(2,632)	(187)	(1,067)	(76)
Class R-2	27,780	1,978	2,260	163	(25,160)	(1,788)	4,880	353
Class R-2E	875	62	7	1	(6)	(1)	876	62
Class R-3	32,893	2,338	2,727	196	(26,222)	(1,866)	9,398	668
Class R-4	45,657	3,246	2,621	188	(21,640)	(1,536)	26,638	1,898
Class R-5E2	10	1	—	—	—	—	10	1
Class R-5	47,912	3,405	2,770	199	(13,618)	(967)	37,064	2,637
Class R-6	264,874	18,758	71,029	5,101	(333,712)	(23,903)	2,191	(44)
Total net increase (decrease)	$1,260,466	89,544	$151,394	10,879	$(859,622)	(61,250)	$552,238	39,173

26	U.S. Government Securities Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2015

Class A	$597,008	42,381	$27,788	1,971		$(641,323)	(45,594)	$(16,527)	(1,242)
Class B	1,879	133	104	7		(15,839)	(1,128)	(13,856)	(988)
Class C	63,388	4,505	919	65		(78,301)	(5,575)	(13,994)	(1,005)
Class F-1	136,310	9,709	1,663	118		(156,771)	(11,149)	(18,798)	(1,322)
Class F-2	79,714	5,648	1,248	88		(34,618)	(2,460)	46,344	3,276
Class 529-A	22,459	1,596	1,381	98		(31,605)	(2,248)	(7,765)	(554)
Class 529-B	111	8	7	—	[3]	(1,638)	(117)	(1,520)	(109)
Class 529-C	9,543	679	189	14		(16,890)	(1,202)	(7,158)	(509)
Class 529-E	2,403	170	64	5		(2,058)	(146)	409	29
Class 529-F-1	3,159	224	134	9		(2,707)	(192)	586	41
Class R-1	3,386	241	49	4		(5,884)	(420)	(2,449)	(175)
Class R-2	37,010	2,633	547	39		(51,308)	(3,650)	(13,751)	(978)
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	48,591	3,452	1,112	79		(52,822)	(3,758)	(3,119)	(227)
Class R-4	43,636	3,099	1,342	95		(42,160)	(2,998)	2,818	196
Class R-5	47,571	3,375	1,531	109		(37,347)	(2,652)	11,755	832
Class R-6	853,962	60,667	40,064	2,841		(255,347)	(18,077)	638,679	45,431
Total net increase (decrease)	$1,950,130	138,520	$78,142	5,542		$(1,426,618)	(101,366)	$601,654	42,696

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,299,316,000 and $22,625,616,000, respectively, during the six months ended February 29, 2016.

U.S. Government Securities Fund	27

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class A:
Six months ended 2/29/2016[4,5]	$14.09	$.04	$.24	$.28
Year ended 8/31/2015	13.99	.10	.15	.25
Year ended 8/31/2014	13.68	.16	.42	.58
Year ended 8/31/2013	14.63	.05	(.53)	(.48)
Year ended 8/31/2012	14.48	.12	.52	.64
Year ended 8/31/2011	14.76	.28	.23	.51
Class B:
Six months ended 2/29/2016[4,5]	14.07	(.01)	.24	.23
Year ended 8/31/2015	13.98	— [8]	.15	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53
Year ended 8/31/2011	14.76	.17	.23	.40
Class C:
Six months ended 2/29/2016[4,5]	14.07	(.01)	.24	.23
Year ended 8/31/2015	13.98	(.01)	.15	.14
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	— [8]	.52	.52
Year ended 8/31/2011	14.76	.16	.23	.39
Class F-1:
Six months ended 2/29/2016[4,5]	14.09	.04	.24	.28
Year ended 8/31/2015	13.99	.11	.15	.26
Year ended 8/31/2014	13.68	.16	.42	.58
Year ended 8/31/2013	14.63	.05	(.53)	(.48)
Year ended 8/31/2012	14.48	.12	.52	.64
Year ended 8/31/2011	14.76	.27	.23	.50
Class F-2:
Six months ended 2/29/2016[4,5]	14.09	.06	.24	.30
Year ended 8/31/2015	13.99	.14	.15	.29
Year ended 8/31/2014	13.68	.19	.43	.62
Year ended 8/31/2013	14.63	.08	(.53)	(.45)
Year ended 8/31/2012	14.48	.15	.52	.67
Year ended 8/31/2011	14.76	.31	.23	.54
Class 529-A:
Six months ended 2/29/2016[4,5]	14.09	.03	.24	.27
Year ended 8/31/2015	13.99	.09	.15	.24
Year ended 8/31/2014	13.68	.14	.43	.57
Year ended 8/31/2013	14.63	.04	(.53)	(.49)
Year ended 8/31/2012	14.48	.11	.52	.63
Year ended 8/31/2011	14.76	.27	.23	.50

28	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]

$(.08)	$(.21)	$(.29)	$14.08	2.04%[6]	$2,903	.62%[7]		.62%[7]		.59%[7]
(.15)	—	(.15)	14.09	1.82	2,655	.65		.65		.72
(.15)	(.12)	(.27)	13.99	4.32	2,654	.64		.64		1.13
(.12)	(.35)	(.47)	13.68	(3.37)	3,141	.61		.61		.36
(.18)	(.31)	(.49)	14.63	4.50	4,245	.60		.60		.82
(.30)	(.49)	(.79)	14.48	3.73	3,915	.61		.61		1.92

(.03)	(.21)	(.24)	14.06	1.69 [6]	18	1.37	[7]	1.37	[7]	(.16)[7]
(.06)	—	(.06)	14.07	1.05	24	1.37		1.37		(.03)
(.05)	(.12)	(.17)	13.98	3.58	37	1.38		1.38		.38
(.02)	(.35)	(.37)	13.67	(4.10)	60	1.35		1.35		(.40)
(.07)	(.31)	(.38)	14.63	3.73	110	1.35		1.35		.10
(.19)	(.49)	(.68)	14.48	2.95	154	1.37		1.37		1.16

(.03)	(.21)	(.24)	14.06	1.67 [6]	291	1.41	[7]	1.41	[7]	(.21)[7]
(.05)	—	(.05)	14.07	1.09	260	1.42		1.42		(.05)
(.05)	(.12)	(.17)	13.98	3.46	272	1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.13)	362	1.40		1.40		(.45)
(.06)	(.31)	(.37)	14.63	3.68	536	1.40		1.40		.02
(.18)	(.49)	(.67)	14.48	2.90	497	1.42		1.42		1.12

(.08)	(.21)	(.29)	14.08	2.04 [6]	245	.63	[7]	.63	[7]	.57 [7]
(.16)	—	(.16)	14.09	1.85	146	.62		.62		.74
(.15)	(.12)	(.27)	13.99	4.33	164	.64		.64		1.14
(.12)	(.35)	(.47)	13.68	(3.38)	171	.62		.62		.35
(.18)	(.31)	(.49)	14.63	4.51	200	.61		.61		.81
(.29)	(.49)	(.78)	14.48	3.70	172	.63		.63		1.90

(.10)	(.21)	(.31)	14.08	2.17 [6]	211	.37	[7]	.37	[7]	.83 [7]
(.19)	—	(.19)	14.09	2.09	117	.38		.38		1.01
(.19)	(.12)	(.31)	13.99	4.59	71	.39		.39		1.39
(.15)	(.35)	(.50)	13.68	(3.15)	61	.38		.38		.59
(.21)	(.31)	(.52)	14.63	4.76	63	.37		.37		1.04
(.33)	(.49)	(.82)	14.48	3.96	51	.38		.38		2.13

(.07)	(.21)	(.28)	14.08	1.99 [6]	136	.72	[7]	.72	[7]	.49 [7]
(.14)	—	(.14)	14.09	1.75	131	.72		.72		.65
(.14)	(.12)	(.26)	13.99	4.23	138	.73		.73		1.04
(.11)	(.35)	(.46)	13.68	(3.46)	163	.69		.69		.27
(.17)	(.31)	(.48)	14.63	4.42	202	.69		.69		.72
(.29)	(.49)	(.78)	14.48	3.64	172	.69		.69		1.84

See page 34 for footnotes.

U.S. Government Securities Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset	Net	(losses) on
	value,	investment	securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class 529-B:
Six months ended 2/29/2016[4,5]	$14.06	$(.03)	$.24	$.21
Year ended 8/31/2015	13.97	(.01)	.15	.14
Year ended 8/31/2014	13.66	.04	.43	.47
Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
Year ended 8/31/2012	14.48	(.01)	.52	.51
Year ended 8/31/2011	14.76	.15	.23	.38
Class 529-C:
Six months ended 2/29/2016[4,5]	14.06	(.01)	.24	.23
Year ended 8/31/2015	13.97	(.01)	.15	.14
Year ended 8/31/2014	13.66	.04	.43	.47
Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
Year ended 8/31/2012	14.48	(.01)	.52	.51
Year ended 8/31/2011	14.76	.15	.23	.38
Class 529-E:
Six months ended 2/29/2016[4,5]	14.09	.02	.24	.26
Year ended 8/31/2015	13.99	.06	.15	.21
Year ended 8/31/2014	13.68	.09	.45	.54
Year ended 8/31/2013	14.63	— [8]	(.53)	(.53)
Year ended 8/31/2012	14.48	.07	.52	.59
Year ended 8/31/2011	14.76	.23	.23	.46
Class 529-F-1:
Six months ended 2/29/2016[4,5]	14.09	.05	.24	.29
Year ended 8/31/2015	13.99	.13	.15	.28
Year ended 8/31/2014	13.68	.21	.39	.60
Year ended 8/31/2013	14.63	.07	(.53)	(.46)
Year ended 8/31/2012	14.48	.14	.52	.66
Year ended 8/31/2011	14.76	.30	.23	.53
Class R-1:
Six months ended 2/29/2016[4,5]	14.07	(.01)	.24	.23
Year ended 8/31/2015	13.98	— [8]	.15	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53
Year ended 8/31/2011	14.76	.16	.23	.39
Class R-2:
Six months ended 2/29/2016[4,5]	14.07	(.01)	.24	.23
Year ended 8/31/2015	13.98	— [8]	.15	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53
Year ended 8/31/2011	14.76	.16	.23	.39

30	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]

$(.02)	$(.21)	$(.23)	$14.04	1.58%[6]	$1	1.51%[7]		1.51%[7]		(.29)%[7]
(.05)	—	(.05)	14.06	.98	2	1.48		1.48		(.15)
(.04)	(.12)	(.16)	13.97	3.48	3	1.50		1.50		.26
(.01)	(.35)	(.36)	13.66	(4.23)	6	1.47		1.47		(.52)
(.05)	(.31)	(.36)	14.63	3.60	10	1.48		1.48		(.03)
(.17)	(.49)	(.66)	14.48	2.83	14	1.48		1.48		1.04

(.03)	(.21)	(.24)	14.05	1.58 [6]	55	1.48	[7]	1.48	[7]	(.27)[7]
(.05)	—	(.05)	14.06	.98	54	1.47		1.47		(.11)
(.04)	(.12)	(.16)	13.97	3.48	61	1.49		1.49		.28
(.01)	(.35)	(.36)	13.66	(4.23)	77	1.47		1.47		(.51)
(.05)	(.31)	(.36)	14.63	3.62	100	1.47		1.47		(.05)
(.17)	(.49)	(.66)	14.48	2.83	90	1.48		1.48		1.06

(.06)	(.21)	(.27)	14.08	1.88 [6]	9	.94	[7]	.94	[7]	.27 [7]
(.11)	—	(.11)	14.09	1.52	9	.95		.95		.42
(.11)	(.12)	(.23)	13.99	3.99	8	.97		.97		.81
(.07)	(.35)	(.42)	13.68	(3.69)	10	.94		.94		.03
(.13)	(.31)	(.44)	14.63	4.16	13	.94		.94		.46
(.25)	(.49)	(.74)	14.48	3.36	10	.97		.97		1.57

(.09)	(.21)	(.30)	14.08	2.11 [6]	12	.49	[7]	.49	[7]	.72 [7]
(.18)	—	(.18)	14.09	1.98	11	.49		.49		.89
(.17)	(.12)	(.29)	13.99	4.46	10	.51		.51		1.28
(.14)	(.35)	(.49)	13.68	(3.24)	11	.47		.47		.49
(.20)	(.31)	(.51)	14.63	4.65	13	.47		.47		.94
(.32)	(.49)	(.81)	14.48	3.87	10	.48		.48		2.06

(.03)	(.21)	(.24)	14.06	1.68 [6]	11	1.40	[7]	1.40	[7]	(.18)[7]
(.06)	—	(.06)	14.07	1.04	12	1.39		1.39		(.03)
(.05)	(.12)	(.17)	13.98	3.55	14	1.40		1.40		.37
(.02)	(.35)	(.37)	13.67	(4.12)	16	1.38		1.38		(.41)
(.07)	(.31)	(.38)	14.63	3.70	19	1.38		1.38		.04
(.18)	(.49)	(.67)	14.48	2.91	17	1.41		1.41		1.13

(.03)	(.21)	(.24)	14.06	1.67 [6]	139	1.42	[7]	1.42	[7]	(.21)[7]
(.06)	—	(.06)	14.07	1.05	134	1.38		1.38		(.02)
(.05)	(.12)	(.17)	13.98	3.54	147	1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.09)	174	1.35		1.35		(.39)
(.07)	(.31)	(.38)	14.63	3.71	224	1.37		1.37		.05
(.18)	(.49)	(.67)	14.48	2.91	211	1.41		1.40		1.13

See page 34 for footnotes.

U.S. Government Securities Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
				Net gains
	Net asset	Net		(losses) on
	value,	investment		securities (both	Total from
	beginning	income		realized and	investment
	of period	(loss)		unrealized)	operations
Class R-2E:
Six months ended 2/29/2016[4,5]	$14.09	$.03		$.24	$.27
Year ended 8/31/2015	13.99	.12		.15	.27
Period from 8/29/2014 to 8/31/2014[5,11]	13.99	—		—	—
Class R-3:
Six months ended 2/29/2016[4,5]	14.09	.02		.24	.26
Year ended 8/31/2015	13.99	.06		.15	.21
Year ended 8/31/2014	13.68	.11		.43	.54
Year ended 8/31/2013	14.63	—	[8]	(.53)	(.53)
Year ended 8/31/2012	14.48	.07		.52	.59
Year ended 8/31/2011	14.76	.22		.23	.45
Class R-4:
Six months ended 2/29/2016[4,5]	14.09	.04		.24	.28
Year ended 8/31/2015	13.99	.11		.15	.26
Year ended 8/31/2014	13.68	.16		.42	.58
Year ended 8/31/2013	14.63	.05		(.53)	(.48)
Year ended 8/31/2012	14.48	.12		.52	.64
Year ended 8/31/2011	14.76	.27		.23	.50
Class R-5E:
Period from 11/20/2015 to 2/29/2016[4,5,12]	14.08	.03		.22	.25
Class R-5:
Six months ended 2/29/2016[4,5]	14.09	.06		.24	.30
Year ended 8/31/2015	13.99	.15		.15	.30
Year ended 8/31/2014	13.68	.20		.42	.62
Year ended 8/31/2013	14.63	.09		(.53)	(.44)
Year ended 8/31/2012	14.48	.16		.52	.68
Year ended 8/31/2011	14.76	.31		.23	.54
Class R-6:
Six months ended 2/29/2016[4,5]	14.09	.06		.24	.30
Year ended 8/31/2015	13.99	.16		.15	.31
Year ended 8/31/2014	13.68	.21		.42	.63
Year ended 8/31/2013	14.63	.10		(.53)	(.43)
Year ended 8/31/2012	14.48	.17		.52	.69
Year ended 8/31/2011	14.76	.32		.23	.55

	Six months ended February 29,	Year ended August 31
Portfolio turnover rate for all share classes[13]	2016[4,5,6]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	429%	771%	423%	488%	353%	212%
Excluding mortgage dollar roll transactions	158%	263%	Not available

See Notes to Financial Statements

32	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income (loss) to average net assets[2]

$(.07)	$(.21)	$(.28)	$14.08	1.98%[6]		$1		.93%[7]		.93%[7]		.16%[7]
(.17)	—	(.17)	14.09	1.95	[9]	—	[10]	.51	[9]	.51	[9]	.86	[9]
—	—	—	13.99	—		—	[10]	—		—		—

(.06)	(.21)	(.27)	14.08	1.87	[6]	149		.96	[7]	.96	[7]	.26	[7]
(.11)	—	(.11)	14.09	1.53		140		.94		.94		.43
(.11)	(.12)	(.23)	13.99	3.99		142		.97		.97		.80
(.07)	(.35)	(.42)	13.68	(3.69)		168		.94		.94		.02
(.13)	(.31)	(.44)	14.63	4.14		214		.95		.95		.47
(.24)	(.49)	(.73)	14.48	3.34		191		.98		.98		1.55

(.08)	(.21)	(.29)	14.08	2.04	[6]	151		.62	[7]	.62	[7]	.59	[7]
(.16)	—	(.16)	14.09	1.86		124		.61		.61		.76
(.15)	(.12)	(.27)	13.99	4.33		120		.63		.63		1.14
(.12)	(.35)	(.47)	13.68	(3.38)		134		.61		.61		.34
(.18)	(.31)	(.49)	14.63	4.50		206		.61		.61		.80
(.29)	(.49)	(.78)	14.48	3.69		181		.64		.64		1.89

(.04)	(.21)	(.25)	14.08	1.82	[6]	—	[10]	.12	[6]	.12	[6]	.20	[6]

(.10)	(.21)	(.31)	14.08	2.19	[6]	150		.31	[7]	.31	[7]	.89	[7]
(.20)	—	(.20)	14.09	2.15		113		.32		.32		1.06
(.19)	(.12)	(.31)	13.99	4.65		101		.33		.33		1.44
(.16)	(.35)	(.51)	13.68	(3.08)		133		.31		.31		.65
(.22)	(.31)	(.53)	14.63	4.80		170		.32		.32		1.09
(.33)	(.49)	(.82)	14.48	4.01		128		.34		.34		2.19

(.10)	(.21)	(.31)	14.08	2.22	[6]	3,012		.26	[7]	.26	[7]	.95	[7]
(.21)	—	(.21)	14.09	2.20		3,014		.27		.27		1.12
(.20)	(.12)	(.32)	13.99	4.70		2,357		.28		.28		1.51
(.17)	(.35)	(.52)	13.68	(3.03)		1,596		.26		.26		.72
(.23)	(.31)	(.54)	14.63	4.86		1,012		.27		.27		1.14
(.34)	(.49)	(.83)	14.48	4.06		786		.29		.29		2.25

See page 34 for footnotes.

U.S. Government Securities Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Unaudited.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

34	U.S. Government Securities Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2015, through February 29, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

U.S. Government Securities Fund	35

	Beginning account value 9/1/2015	Ending account value 2/29/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,020.38	$3.11	.62%
Class A - assumed 5% return	1,000.00	1,021.78	3.12	.62
Class B - actual return	1,000.00	1,016.90	6.87	1.37
Class B - assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class C - actual return	1,000.00	1,016.73	7.07	1.41
Class C - assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class F-1 - actual return	1,000.00	1,020.38	3.16	.63
Class F-1 - assumed 5% return	1,000.00	1,021.73	3.17	.63
Class F-2 - actual return	1,000.00	1,021.66	1.86	.37
Class F-2 - assumed 5% return	1,000.00	1,023.02	1.86	.37
Class 529-A - actual return	1,000.00	1,019.90	3.62	.72
Class 529-A - assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 529-B - actual return	1,000.00	1,015.78	7.57	1.51
Class 529-B - assumed 5% return	1,000.00	1,017.35	7.57	1.51
Class 529-C - actual return	1,000.00	1,015.84	7.42	1.48
Class 529-C - assumed 5% return	1,000.00	1,017.50	7.42	1.48
Class 529-E - actual return	1,000.00	1,018.81	4.72	.94
Class 529-E - assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-F-1 - actual return	1,000.00	1,021.05	2.46	.49
Class 529-F-1 - assumed 5% return	1,000.00	1,022.43	2.46	.49
Class R-1 - actual return	1,000.00	1,016.79	7.02	1.40
Class R-1 - assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 - actual return	1,000.00	1,016.72	7.12	1.42
Class R-2 - assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-2E - actual return	1,000.00	1,019.83	4.67	.93
Class R-2E - assumed 5% return	1,000.00	1,020.24	4.67	.93
Class R-3 - actual return	1,000.00	1,018.73	4.82	.96
Class R-3 - assumed 5% return	1,000.00	1,020.09	4.82	.96
Class R-4 - actual return	1,000.00	1,020.39	3.11	.62
Class R-4 - assumed 5% return	1,000.00	1,021.78	3.12	.62
Class R-5E - actual return†	1,000.00	1,018.20	1.25	.45
Class R-5E - assumed 5% return†	1,000.00	1,022.63	2.26	.45
Class R-5 - actual return	1,000.00	1,021.94	1.56	.31
Class R-5 - assumed 5% return	1,000.00	1,023.32	1.56	.31
Class R-6 - actual return	1,000.00	1,022.17	1.31	.26
Class R-6 - assumed 5% return	1,000.00	1,023.57	1.31	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

36	U.S. Government Securities Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 29, 2016, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

Lit No. MFGESRX-022-0416P    Litho in USA DD/RRD/8085-S48538

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
February 29, 2016
unaudited
Bonds, notes & other debt instruments 97.62% U.S. Treasury bonds & notes 66.21% U.S. Treasury 48.02%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016	$8,890	$8,896
U.S. Treasury 0.50% 2017	100,000	99,846
U.S. Treasury 0.875% 2017	100,000	100,184
U.S. Treasury 1.50% 2019[1]	303,000	307,678
U.S. Treasury 1.50% 2019	17,000	17,257
U.S. Treasury 1.625% 2019	83,100	84,724
U.S. Treasury 1.625% 2019[1]	52,900	53,998
U.S. Treasury 1.75% 2019	74,000	75,813
U.S. Treasury 3.625% 2019	36,000	39,177
U.S. Treasury 1.25% 2020	90,500	90,943
U.S. Treasury 1.25% 2020	15,600	15,670
U.S. Treasury 1.375% 2020	223,898	225,447
U.S. Treasury 1.375% 2020	36,000	36,308
U.S. Treasury 1.375% 2020	27,000	27,249
U.S. Treasury 1.625% 2020	152,000	154,909
U.S. Treasury 1.625% 2020	111,500	113,539
U.S. Treasury 1.75% 2020	14,000	14,327
U.S. Treasury 8.75% 2020	5,255	6,975
U.S. Treasury 1.125% 2021	188,000	187,141
U.S. Treasury 1.375% 2021	316,000	318,073
U.S. Treasury 2.00% 2021	550	568
U.S. Treasury 2.25% 2021	154,600	161,906
U.S. Treasury 3.625% 2021	8,300	9,236
U.S. Treasury 8.00% 2021	3,400	4,640
U.S. Treasury 1.625% 2022	83,758	84,458
U.S. Treasury 1.75% 2022	62,600	63,701
U.S. Treasury 1.75% 2022	47,000	47,810
U.S. Treasury 1.875% 2022	109,800	112,396
U.S. Treasury 1.875% 2022	2,250	2,306
U.S. Treasury 2.00% 2022	30,000	30,950
U.S. Treasury 2.125% 2022	1,500	1,559
U.S. Treasury 1.75% 2023	130,000	131,955
U.S. Treasury 2.50% 2023	31,325	33,442
U.S. Treasury 2.75% 2023	147,900	160,534
U.S. Treasury 2.75% 2024	87,700	95,181
U.S. Treasury 2.00% 2025	111,300	113,758
U.S. Treasury 1.625% 2026	60,000	59,367
U.S. Treasury 6.25% 2030	5,250	8,007
U.S. Treasury 3.125% 2043	12,450	13,823
U.S. Treasury 3.625% 2043	8,700	10,605
U.S. Treasury 2.875% 2045	158,125	166,333
U.S. Treasury 3.00% 2045	161,135	173,940
U.S. Treasury 2.50% 2046	137,000	133,615
		3,598,244
U.S. Government Securities Fund — Page 1 of 8

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 18.19%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	$128,603	$128,668
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	100,306	101,222
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,787	7,816
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,584	7,537
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,363	6,460
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	159,996	158,190
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	77,801	77,202
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	258,894	260,511
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	59,610	70,150
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	210,240	216,644
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	894	1,034
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	2,970	3,700
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	180,472	168,607
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	97,720	90,808
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	64,885	64,809
		1,363,358
Total U.S. Treasury bonds & notes		4,961,602
Mortgage-backed obligations 25.64% Federal agency mortgage-backed obligations 25.13%
Fannie Mae 3.292% 2017[3]	2,802	2,860
Fannie Mae 10.50% 2018[3]	164	177
Fannie Mae 5.50% 2023[3]	900	992
Fannie Mae 6.00% 2024[3]	560	637
Fannie Mae 10.482% 2025[3]	217	234
Fannie Mae 6.00% 2026[3]	30	35
Fannie Mae 6.50% 2027[3]	912	1,047
Fannie Mae 6.50% 2027[3]	392	450
Fannie Mae 5.00% 2028[3]	472	523
Fannie Mae 8.00% 2031[3]	599	706
Fannie Mae 3.00% 2035[3]	30,677	32,044
Fannie Mae 3.00% 2035[3]	18,696	19,395
Fannie Mae 3.00% 2035[3]	5,471	5,714
Fannie Mae 3.50% 2035[3]	27,767	29,297
Fannie Mae 3.50% 2035[3]	20,897	22,040
Fannie Mae 6.50% 2037[3]	331	381
Fannie Mae 6.50% 2037[3]	311	344
Fannie Mae 6.50% 2037[3]	122	140
Fannie Mae 7.00% 2037[3]	405	452
Fannie Mae 7.00% 2037[3]	265	295
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	75	85
Fannie Mae 6.00% 2038[3]	222	255
Fannie Mae 7.00% 2038[3]	791	882
Fannie Mae 4.00% 2041[3]	16,943	18,481
Fannie Mae 5.00% 2041[3]	2,369	2,681
Fannie Mae 5.00% 2041[3]	1,689	1,912
Fannie Mae 5.00% 2041[3]	1,203	1,362
Fannie Mae 5.00% 2041[3]	815	922
Fannie Mae 4.00% 2042[3]	12,056	13,145
Fannie Mae 4.00% 2042[3]	708	772
Fannie Mae 4.00% 2043[3]	5,998	6,566
Fannie Mae 4.00% 2044[3]	5,244	5,721
U.S. Government Securities Fund — Page 2 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-4, Class NA, 9.736% 2025[3,4]	$52	$57
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	348	394
Fannie Mae, Series 2001-20, Class E, 9.571% 2031[3,4]	9	10
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,387	1,256
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	913	841
Fannie Mae, Series 2006-65, Class PF, 0.707% 2036[3,4]	1,175	1,171
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3,4]	334	383
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.793% 2048[3,4,5]	220	220
Freddie Mac 10.00% 2025[3]	129	137
Freddie Mac 6.00% 2026[3]	387	439
Freddie Mac 6.00% 2027[3]	1,968	2,236
Freddie Mac 3.50% 2034[3]	10,129	10,694
Freddie Mac 3.00% 2035[3]	21,124	21,938
Freddie Mac 3.50% 2035[3]	45,422	47,924
Freddie Mac 3.50% 2035[3]	35,533	37,518
Freddie Mac 3.50% 2035[3]	30,000	31,653
Freddie Mac 3.50% 2035[3]	24,885	26,264
Freddie Mac 3.50% 2035[3]	20,592	21,741
Freddie Mac 3.50% 2035[3]	6,909	7,292
Freddie Mac 2.560% 2036[3,4]	629	665
Freddie Mac 6.50% 2037[3]	86	94
Freddie Mac 5.00% 2041[3]	5,506	6,196
Freddie Mac 4.00% 2043[3]	9,042	9,853
Freddie Mac 4.00% 2043[3]	4,861	5,279
Freddie Mac 4.00% 2043[3]	3,660	4,005
Freddie Mac 4.00% 2043[3]	2,384	2,589
Freddie Mac 4.00% 2043[3]	1,580	1,716
Freddie Mac 4.00% 2044[3]	3,992	4,352
Freddie Mac, Series 2289, Class NA, 9.95% 2020[3,4]	26	26
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,4]	15	16
Freddie Mac, Series 1567, Class A, 0.731% 2023[3,4]	12	12
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	31	32
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,747	1,678
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	771	739
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	699	642
Freddie Mac, Series 3156, Class PF, 0.447% 2036[3,4]	2,075	2,065
Government National Mortgage Assn. 10.00% 2019[3]	92	100
Government National Mortgage Assn. 10.00% 2021[3]	50	56
Government National Mortgage Assn. 6.50% 2029[3]	506	554
Government National Mortgage Assn. 6.50% 2032[3]	775	900
Government National Mortgage Assn. 6.50% 2037[3]	491	567
Government National Mortgage Assn. 5.50% 2038[3]	522	585
Government National Mortgage Assn. 5.50% 2038[3]	85	91
Government National Mortgage Assn. 6.00% 2038[3]	692	804
Government National Mortgage Assn. 6.50% 2038[3]	475	545
Government National Mortgage Assn. 6.50% 2038[3]	266	296
Government National Mortgage Assn. 6.50% 2038[3]	210	241
Government National Mortgage Assn. 6.50% 2038[3]	195	225
Government National Mortgage Assn. 4.00% 2039[3]	815	873
Government National Mortgage Assn. 4.00% 2039[3]	80	86
Government National Mortgage Assn. 5.00% 2039[3]	1,950	2,171
Government National Mortgage Assn. 6.00% 2039[3]	3,628	4,162
Government National Mortgage Assn. 6.50% 2039[3]	909	1,086
Government National Mortgage Assn. 4.50% 2040[3]	1,562	1,703
U.S. Government Securities Fund — Page 3 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.00% 2040[3]	$867	$965
Government National Mortgage Assn. 5.00% 2040[3]	438	483
Government National Mortgage Assn. 5.50% 2040[3]	5,757	6,484
Government National Mortgage Assn. 3.50% 2041[3]	933	974
Government National Mortgage Assn. 4.00% 2041[3]	347	361
Government National Mortgage Assn. 4.50% 2041[3]	18,205	19,646
Government National Mortgage Assn. 5.00% 2041[3]	10,435	11,359
Government National Mortgage Assn. 5.00% 2041[3]	212	224
Government National Mortgage Assn. 5.50% 2041[3]	530	569
Government National Mortgage Assn. 5.50% 2041[3]	413	443
Government National Mortgage Assn. 5.50% 2041[3]	77	83
Government National Mortgage Assn. 6.00% 2041[3]	88	97
Government National Mortgage Assn. 6.50% 2041[3]	2,890	3,350
Government National Mortgage Assn. 3.50% 2042[3]	562	595
Government National Mortgage Assn. 4.00% 2042[3]	4,365	4,627
Government National Mortgage Assn. 4.00% 2042[3]	2,156	2,282
Government National Mortgage Assn. 3.50% 2043[3]	5,759	6,093
Government National Mortgage Assn. 4.50% 2043[3]	909	979
Government National Mortgage Assn. 4.50% 2044[3]	31	33
Government National Mortgage Assn. 4.00% 2045[3]	302,085	323,589
Government National Mortgage Assn. 4.00% 2045[3]	197,008	210,817
Government National Mortgage Assn. 4.50% 2045[3]	113,561	122,288
Government National Mortgage Assn. 4.50% 2045[3]	84,610	91,207
Government National Mortgage Assn. 4.50% 2045[3]	61,123	65,827
Government National Mortgage Assn. 4.50% 2045[3]	47,955	51,642
Government National Mortgage Assn. 4.50% 2045[3]	37,858	40,775
Government National Mortgage Assn. 4.50% 2045[3]	17,772	19,137
Government National Mortgage Assn. 4.50% 2045[3]	14,701	15,832
Government National Mortgage Assn. 4.50% 2045[3]	9,120	9,815
Government National Mortgage Assn. 4.50% 2045[3]	391	421
Government National Mortgage Assn. 4.00% 2046[3,6]	304,844	325,588
Government National Mortgage Assn. 5.922% 2058[3]	4,127	4,306
Government National Mortgage Assn. 6.172% 2058[3]	133	137
Government National Mortgage Assn. 6.22% 2058[3]	518	539
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032[3]	619	624
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	2,343	2,526
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	1,024	1,068
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	11,964	12,285
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.424% 2060[3,4]	39,086	41,815
National Credit Union Administration, Series 2010-R2, Class 1A, 0.646% 2017[3,4]	480	480
National Credit Union Administration, Series 2011-R3, Class 1A, 0.595% 2020[3,4]	1,108	1,105
National Credit Union Administration, Series 2011-R1, Class 1A, 0.719% 2020[3,4]	684	683
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	12,592	13,320
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	13,705	15,196
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	10,648	11,085
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	4,046	4,307
		1,883,793
Other mortgage-backed securities 0.51%
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.484% 2017[3,4]	786	783
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,507
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,675
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.311% 2023[3,4]	3,600	3,847
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.475% 2024[3,4]	6,525	7,048
U.S. Government Securities Fund — Page 4 of 8

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series KGRP, Class A, multifamily 0.802% 2020[3,4]	$2,868	$2,880
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	1,529	1,585
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,817	1,871
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,505	1,505
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,354	2,449
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,274
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,298
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	3,075	3,282
		38,004
Total mortgage-backed obligations		1,921,797
Federal agency bonds & notes 5.77%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,739	1,802
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,783	1,846
Fannie Mae 1.25% 2017	47,610	47,807
Fannie Mae 5.00% 2017	4,410	4,591
Fannie Mae 1.50% 2020	15,000	15,136
Fannie Mae 3.51% 2029	17,500	17,960
Fannie Mae 7.125% 2030	3,000	4,609
Federal Farm Credit Banks 0.477% 2017[4]	8,861	8,859
Federal Home Loan Bank 3.375% 2023	14,160	15,728
Federal Home Loan Bank 5.50% 2036	700	968
Federal Home Loan Bank, Series 2816, 1.00% 2017	35,445	35,534
Freddie Mac 0.50% 2017	45,000	44,912
Freddie Mac 1.00% 2017	13,025	13,070
Freddie Mac 1.00% 2017	5,355	5,370
Freddie Mac 1.25% 2019	51,820	51,914
Private Export Funding Corp. 1.45% 2019	5,250	5,281
Private Export Funding Corp. 2.25% 2020	10,000	10,333
Private Export Funding Corp. 3.55% 2024	11,150	12,407
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	294	315
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	101	109
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	378	410
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	1,194	1,285
Tennessee Valley Authority 1.875% 2022	18,350	18,497
Tennessee Valley Authority 4.65% 2035	3,930	4,638
Tennessee Valley Authority 5.88% 2036	2,750	3,781
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,487
Tennessee Valley Authority, Series B, 3.50% 2042	4,185	4,141
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,937
TVA Southaven 3.846% 2033[3]	2,744	2,964
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	32,150
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,679
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,297
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,657
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,196
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,948
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	20,425
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,675	1,780
U.S. Government Securities Fund — Page 5 of 8

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	$1,876	$2,076
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,479	1,631
		432,530
Total bonds, notes & other debt instruments (cost: $7,151,161,000)		7,315,929
Short-term securities 7.62%
Federal Home Loan Bank 0.18%–0.47% due 3/24/2016–7/20/2016	102,200	102,071
Freddie Mac 0.45%–0.60% due 5/18/2016–1/3/2017	410,500	408,913
Paccar Financial Corp. 0.38% due 3/2/2016	10,000	10,000
U.S. Treasury Bills 0.43% due 8/4/2016	50,000	49,907
Total short-term securities (cost: $570,695,000)		570,891
Total investment securities 105.24% (cost: $7,721,856,000)		7,886,820
Other assets less liabilities (5.24)%		(392,500)
Net assets 100.00%		$7,494,320
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $13,688,185,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.72%	10/26/2017	$544,000	$767
Pay	LCH	3-month USD-LIBOR	0.7225	10/26/2017	356,000	488
Receive	LCH	3-month USD-LIBOR	0.979	1/15/2018	668,000	1,897
Receive	LCH	3-month USD-LIBOR	0.87	2/3/2018	560,000	414
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	120,000	2,166
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	234,800	6,361
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	146,600	3,998
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	58,600	1,590
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	115,000	2,910
Receive	LCH	3-month USD-LIBOR	1.821	7/31/2019	108,000	3,101
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	112,000	3,139
Receive	LCH	3-month USD-LIBOR	1.7725	8/11/2019	112,000	3,042
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	108,000	2,935
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	132,000	4,344
Receive	LCH	3-month USD-LIBOR	1.785	1/2/2020	90,000	2,614
Receive	LCH	3-month USD-LIBOR	1.655	2/11/2020	160,000	3,894
Pay	LCH	3-month USD-LIBOR	1.537	1/14/2021	90,000	(1,770)
Receive	LCH	3-month USD-LIBOR	1.1335	2/12/2021	229,000	(5)
Receive	LCH	3-month USD-LIBOR	1.1455	3/2/2021	238,000	—
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	560,000	10,954
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	560,000	10,427
Receive	LCH	3-month USD-LIBOR	1.79	9/28/2022	76,000	2,389
Receive	LCH	3-month USD-LIBOR	2.0005	1/4/2023	64,000	2,875
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(7,894)
Pay	LCH	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(9,941)
U.S. Government Securities Fund — Page 6 of 8

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.683%	8/4/2024	$63,000	$(6,238)
Pay	LCH	3-month USD-LIBOR	2.469	6/9/2025	23,000	(1,925)
Pay	LCH	3-month USD-LIBOR	1.905	10/6/2025	110,000	(3,591)
Pay	LCH	3-month USD-LIBOR	2.1065	11/6/2025	50,000	(2,546)
Pay	LCH	3-month USD-LIBOR	2.1145	12/10/2025	73,000	(3,765)
Pay	LCH	3-month USD-LIBOR	2.1525	12/22/2025	133,000	(7,322)
Receive	LCH	3-month USD-LIBOR	1.96625	1/15/2026	185,000	6,926
Pay	LCH	3-month USD-LIBOR	1.8195	2/3/2026	120,000	(2,810)
Pay	LCH	3-month USD-LIBOR	1.7545	2/5/2026	45,000	(777)
Pay	LCH	3-month USD-LIBOR	1.582	3/2/2026	248,000	—
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(8,613)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	124,000	(8,983)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	80,000	(23,116)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	27,000	(6,997)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	28,000	(7,455)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(5,583)
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(13,590)
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	32,000	(3,343)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	48,000	(4,913)
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	20,000	(2,121)
Pay	LCH	3-month USD-LIBOR	2.5375	11/3/2045	42,000	(4,512)
Pay	LCH	3-month USD-LIBOR	2.58245	11/5/2045	13,000	(1,535)
Pay	LCH	3-month USD-LIBOR	2.57067	11/9/2045	55,000	(6,341)
Pay	LCH	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(7,273)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	17,800	(1,875)
Pay	LCH	3-month USD-LIBOR	2.5295	12/2/2045	41,000	(4,334)
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	22,500	(2,709)
Pay	LCH	3-month USD-LIBOR	2.628	12/17/2045	79,000	(10,197)
Pay	LCH	3-month USD-LIBOR	2.5885	12/23/2045	52,500	(6,286)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	25,000	(1,933)
Receive	LCH	3-month USD-LIBOR	2.093	3/2/2046	51,000	—
						$(103,062)
Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $2,412,628,000.
Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 2/29/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Short	3,165	June 2016	$414,752	$1,670
Ultra U.S. Treasury Bond Futures	CME	Long	371	June 2016	64,547	(307)
5 Year U.S. Treasury Note Futures	CME	Long	9,411	July 2016	1,137,793	791
2 Year U.S. Treasury Note Futures	CME	Long	2,365	July 2016	517,229	(365)
						$1,789

U.S. Government Securities Fund — Page 7 of 8

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $172,168,000, which represented 2.30% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,000, which represented less than .01% of the net assets of the fund.
[6]	Purchased on a TBA basis.

Key to abbreviations
CME = CME Group Inc.
LCH = LCH.Clearnet
TBA = To-be-announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0416O-S49200	U.S. Government Securities Fund — Page 8 of 8

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 29, 2016

By /s/ Brian C. Jannsen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 29, 2016